Inventories, Net (Details) - USD ($)	Sep. 30, 2019	Mar. 31, 2019
Inventory Disclosure [Abstract]
Raw material	$ 341,759	$ 315,686
Finished goods	526,223	715,344
Provision for inventory	(21,701)	(23,112)
Inventories	$ 846,281	$ 1,007,918